UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.
John Hancock

Tax-Free Bond Fund

Annual report 5/31/16

A message to shareholders

Dear shareholder,

The past 12 months marked a challenging stretch for all investors, and the fixed-income markets offered no exception. Three themes dominated headlines for the majority of the period and continue to be sources of concern for investors: global growth, commodity prices, and the direction of interest rates. On the economic front, worries about a slowdown in China pushed the United States to center stage as investors increasingly looked to domestic demand to fuel global growth. Energy prices were highly volatile, plummeting in January to multi-year lows before rebounding to finish at more sustainable levels. As for interest rates, the U.S. Federal Reserve (Fed) finally began in December the long process of normalizing monetary policy by increasing the federal funds rate for the first time in nine years. More rate hikes may be on the horizon, but the United States' position as the one major economy tightening in this environment makes the Fed's job that much more difficult.

Against this backdrop, investors tended to dial down their risk exposure, selling out of equities, high-yield bonds, and emerging markets in favor of the safety of U.S. Treasuries and other less-volatile assets. That trend abruptly reversed course in February, as attractive valuations eventually lured investors back into riskier assets. After period end, the United Kingdom's vote to leave the European Union set off more volatility as investors turned back to safe-haven assets.

These kinds of market swings can be unsettling. We believe the global economy will continue to make gains, but that periods of heightened volatility could likely persist. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place to meet the needs of our fund shareholders. However, your best resource is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of May 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Tax-Free Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
25	Financial statements
28	Financial highlights
31	Notes to financial statements
38	Auditor's report
39	Tax information
40	Trustees and Officers
44	More information

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/16 (%)

Class A shares (without sales charge)
Barclays Municipal Bond Index
Morningstar muni national long fund category average
5.33
5.87
5.83
3.65
4.03
3.82
5.14
5.07
5.46
4.49
4.93
4.36
1 year
3 year
5 year
10 year

The Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Municipal bonds rallied

Municipal bonds advanced for the reporting period, benefiting from strong investor demand amid financial market volatility and an uncertain economic environment.

The fund underperformed its benchmark

The fund generated a solid gain but trailed the return of its benchmark, the Barclays Municipal Bond Index.

Puerto Rico detracted

The fund's small exposure to Puerto Rico municipal bonds for part of the reporting period contributed to its underperformance relative to the benchmark.

PORTFOLIO COMPOSITION AS OF 5/31/16 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Investing heavily in any one state or region increases exposure to losses in that state or region. Factors that may affect performance include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       3

Discussion of fund performance

An interview with Portfolio Manager Cynthia M. Brown, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Cynthia M. Brown
Portfolio Manager
John Hancock Asset Management

How did the municipal bond market perform over the past 12 months?

Municipal bonds posted solid gains for the reporting period as the fund's benchmark, the Barclays Municipal Bond Index, returned 5.87%. By comparison, the Barclays U.S. Aggregate Bond Index, a broad taxable bond market measure, returned 2.99%.

Favorable supply-and-demand trends continued to drive the rally in municipal bonds during the past year. Investor demand for municipal bonds remained strong as equity market volatility, global economic concerns, and a lack of appetite for risk led to a steady inflow of cash into the municipal bond market. As of the end of the reporting period, municipal bond mutual funds had experienced inflows for 34 consecutive weeks, according to Thomson Reuters Lipper.

On the supply side, municipal bond issuance declined modestly during the period compared with the prior 12-month period. Much of the new issuance in the municipal bond market over the past year involved refinancing existing bonds in anticipation of a series of short-term interest-rate increases by the U.S. Federal Reserve (Fed). Although the Fed raised its short-term interest-rate target in December 2015—its first rate hike in nine years—it made no further moves through the end of the reporting period as economic data so far in 2016 has been uneven.

Speaking of the economic backdrop, how did that affect municipal bond market performance?

The U.S. economy produced mixed results over the past 12 months as some segments of the economy fared better than others. For example, job growth remained healthy as the unemployment rate dipped below 5%—its lowest level since November 2007—and sales in the automotive and housing markets were robust. However, overall consumer spending remained weak despite the positive impact of lower fuel costs, and industrial production contracted.

For the municipal bond market, the most significant factor was how the economy influenced investor expectations for the Fed's interest-rate increases. The Fed's December rate hike and expectations of more to come in 2016 resulted in slightly higher short-term municipal bond yields, while strong investor demand was pushing intermediate- and long-term municipal bond yields

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       4

lower. As a result, the municipal yield curve—a graphic display of municipal bond yields at various maturities—flattened during the period as the gap between short- and long-term yields narrowed.

Did these economic developments have any impact on municipal credit quality?

Except for a couple of specific high-profile credit issues, municipal credit quality generally improved over the past year. Tax revenues, led by rising property tax assessments, continued to increase gradually, providing a favorable backdrop for municipal credit. Furthermore, state and local governments exhibited the willingness and ability to manage their budgets prudently given the uncertain economic environment.

Puerto Rico's debt crisis is one of the stories that made headlines over the past 12 months. The Commonwealth of Puerto Rico has been struggling with a stagnant economy and fiscal difficulties that have left the Commonwealth unable to meet its debt obligations. Unable to file for bankruptcy protection, Puerto Rico's government has been negotiating with some of its creditors to restructure its debt, while the U.S. Congress is working on legislation to create a financial oversight board.

Illinois and the city of Chicago are also facing persistent credit issues. The state never approved a budget for the 2016 fiscal year that ends on June 30 and will likely begin the next fiscal year without a budget as well. The budget debate is centered on spending cuts versus measures to increase revenues. Chicago is caught in the crossfire—the lack of a budget at the state level limits the amount of state funding the city has received, and the continued gridlock has stalled legislation that

QUALITY COMPOSITION AS OF 5/31/16 (%)

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       5

could put Chicago on a path to rebuild its depleted funding. Both the state and the city experienced credit rating downgrades during the reporting period.

Did the fund have any exposure to either of these trouble spots during the period?

At the beginning of the period, the fund owned 2.1% in bonds issued by Puerto Rico, but we gradually eliminated most of the fund's holdings and held only one security at the end of the period, which represented 0.3% of assets.

With regard to Illinois, the fund has a small position in the state's general obligation bonds. These securities are insured, so they have been largely unaffected by the state's budget problems. The fund also has a modest position in bonds issued by the city of Chicago, but we have been selective in our investments there.

What factors had an impact on fund performance compared with the fund's benchmark index?

The fund had a longer duration (a measure of interest-rate sensitivity) than the index throughout the 12-month period. This positioning was beneficial for fund performance as the municipal bond market rallied during the period. The fund's maturity structure, which was positioned to benefit from a flatter yield curve, also added value during the period.

SECTOR COMPOSITION AS OF 5/31/16 (%)

General obligation bonds	**5.5**
Revenue bonds	**92.2**
Transportation	18.6
Utilities	15.5
Other Revenue	15.4
Health Care	9.5
Airport	9.0
Water & Sewer	7.9
Education	5.5
Development	5.1
Facilities	2.0
Pollution	1.8
Tobacco	1.6
Housing	0.3
Short-term investments and other	**2.3**

As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       6

Individual security selection was generally positive for performance, especially in the healthcare and utilities sectors. Positions in state general obligation bonds also aided overall results. However, the fund's position in Puerto Rico bonds detracted from performance compared with the benchmark.

What themes do you see developing in the municipal bond market over the next several months?

The pace of economic growth and how the Fed will adjust its policy stance will remain key influences on all segments of the fixed-income market. After the Fed's rate hike in late 2015, it was widely assumed that the Fed would raise interest rates four more times in 2016. However, the mixed economic data and a lack of global inflationary pressure have tempered these expectations. It would likely require evidence of stronger economic growth and/or rising inflation for the Fed to shift away from its current deliberate approach to interest-rate policy.

From a credit perspective, state and local governments face challenges to address rising pension liabilities, healthcare expenses, and education as demographics shift. Pension funding can no longer be ignored or deferred, especially now that the issue has become more transparent because state and local governments must disclose pension and postretirement liabilities on their balance sheets. On the healthcare front, Medicaid expenses as a percentage of overall state budgets are ballooning as enrollment expands for states participating in the Affordable Care Act (ACA). ACA subsidies from the federal government will begin to decrease over the next year, and states will face higher expenses to insure their residents.

Has there been a management change?

Yes, effective March 1, 2016, co-portfolio manager Dianne M. Sales retired. I will continue to manage the fund.

MANAGED BY

Cynthia M. Brown On the fund since 2015 Investing since 1984

The views expressed in this report are exclusively those of Cynthia M. Brown, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-16	as of 5-31-16	as of 5-31-16
Class A	1.10	4.30	4.06	23.41	48.89	1.25	1.15	2.21
Class B	-0.45	4.02	3.86	21.78	46.05	0.56	0.46	0.99
Class C	3.55	4.36	3.71	23.78	43.90	0.56	0.46	0.99
Index†	5.87	5.07	4.93	28.07	61.74	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Gross (%)	0.93	1.68	1.68
Net (%)	0.83	1.58	1.58

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Barclays Municipal Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Barclays Municipal Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	5-31-06	14,605	14,605	16,174
Class C3	5-31-06	14,390	14,390	16,174

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on December 1, 2015, with the same investment held until May 31, 2016.

	Account value on 12-1-2015	Ending value on 5-31-2016	Expenses paid during period ended 5-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,035.10	$4.12	0.81%
Class B	1,000.00	1,031.20	7.92	1.56%
Class C	1,000.00	1,031.20	7.92	1.56%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on December 1, 2015, with the same investment held until May 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 12-1-2015	Ending value on 5-31-2016	Expenses paid during period ended 5-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	1,021.00	$4.09	0.81%
Class B	1,000.00	1,017.20	7.87	1.56%
Class C	1,000.00	1,017.20	7.87	1.56%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       11

Fund's investments

As of 5-31-16
	Rate (%)		Maturity date	Par value^	Value
Municipal bonds 97.7%					$603,136,576
(Cost $534,232,269)
Alabama 0.4%					2,299,832
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,299,832
Arizona 0.9%					5,785,980
Arizona Health Facilities Authority Banner Health, Series A	5.000		01-01-44	2,000,000	2,303,120
Industrial Development Authority of the City of Phoenix Lease Revenue	5.375		02-01-41	1,000,000	1,024,530
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250		04-01-40	1,000,000	1,160,490
Phoenix Civic Improvement Corp. Civic Plaza, Series B (D)	5.500		07-01-28	1,000,000	1,297,840
California 13.7%					84,691,153
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000		08-01-43	2,000,000	2,340,440
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000		06-01-40	1,000,000	1,106,820
California State Public Works Board Lease Revenue, Series B	5.000		10-01-39	1,000,000	1,193,620
City of Los Angeles Department of Airports Series C	5.000		05-15-38	1,000,000	1,198,590
City of San Francisco Public Utilities Commission Water Revenue, Series A	5.000		11-01-45	1,500,000	1,780,890
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	1.165 (Z	)	01-01-19	30,000,000	29,101,800
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	3,000,000	3,529,230
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	2,035,000	2,050,934
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500		11-01-39	1,000,000	1,438,000
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000		11-01-34	2,500,000	3,742,025
River Islands Public Financing Authority Community Facilities District, 2003-1	5.500		09-01-45	2,000,000	2,198,120
San Bernardino County Medical Center Financing Project	5.500		08-01-22	2,500,000	2,883,075
San Bernardino County Medical Center Financing Project, Series B (D)	5.500		08-01-17	2,670,000	2,736,750
San Diego County Regional Transportation Commission Sales & Use Tax, Series A	5.000		04-01-44	3,000,000	3,568,050

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       12

	Rate (%)		Maturity date	Par value^	Value
California (continued)
San Diego Unified School District Series I, GO	3.811 (Z	)	07-01-39	1,250,000	$520,575
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	0.556 (Z	)	01-01-17	4,900,000	4,882,605
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	1.195 (Z	)	01-01-20	2,000,000	1,915,380
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000		01-15-44	4,500,000	5,066,235
Santa Ana Financing Authority Police Administration & Holding Facility (D)	6.250		07-01-19	1,005,000	1,150,263
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility (D)	6.250		07-01-19	995,000	1,150,578
State of California, GO	5.000		02-01-38	5,375,000	6,291,223
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250		10-01-40	1,000,000	1,252,850
University of California Series I	5.000		05-15-40	3,000,000	3,593,100
Colorado 3.7%					23,118,217
City & County of Denver Series A	4.000		08-01-46	2,500,000	2,692,575
City & County of Denver Series A	5.000		08-01-44	3,000,000	3,624,600
City & County of Denver Airport Revenue Series A	5.250		11-15-36	5,250,000	5,985,578
City of Colorado Springs Utilities System Revenue Series C	5.250		11-15-42	1,040,000	1,139,424
Park Creek Metropolitan District Senior Limited Property Tax	5.000		12-01-45	2,500,000	2,848,550
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	3,500,000	4,514,230
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,313,260
Connecticut 0.9%					5,279,770
Connecticut State Health & Educational Facility Authority Church Home of Hartford, Inc. (S)	5.000		09-01-46	2,000,000	2,145,520
Connecticut State Health & Educational Facility Authority Yale University, Series Z3	5.050		07-01-42	3,000,000	3,134,250
District of Columbia 3.2%					19,523,250
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500		05-15-33	4,880,000	6,007,134
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	3.658 (Z	)	10-01-33	6,565,000	3,489,560
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	3.688 (Z	)	10-01-35	6,470,000	3,179,358

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       13

	Rate (%)		Maturity date	Par value^	Value
District of Columbia (continued)
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	3.698 (Z	)	10-01-36	7,250,000	$3,427,365
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (0.000% steps up to 6.500% on 10-1-16) (D)	0.760 (Z	)	10-01-41	1,750,000	2,273,373
Metropolitan Washington DC Airports Authority Series A, AMT	5.000		10-01-44	1,000,000	1,146,460
Florida 2.9%					17,742,983
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000		12-01-44	2,000,000	2,282,040
Bonnet Creek Resort Community Development District	7.250		05-01-18	235,000	235,190
Bonnet Creek Resort Community Development District	7.375		05-01-34	1,160,000	1,160,812
Hernando County Criminal Justice Complex Financing Program (D)	7.650		07-01-16	500,000	502,815
Hillsborough County Aviation Authority Tampa International Airport, Series A	5.000		10-01-44	1,250,000	1,461,188
JEA Electric System Revenue Series Three, D-2	5.000		10-01-38	7,000,000	7,866,110
Miami Beach Health Facilities Authority Mt. Sinai Medical Center	5.000		11-15-44	500,000	569,385
Miami Beach Redevelopment Agency City Center (D)	5.000		02-01-44	2,500,000	2,895,700
Orlando Utilities Commission Electric, Power & Light Revenues, Escrowed to Maturity, Series D	6.750		10-01-17	735,000	769,743
Georgia 1.4%					8,365,199
Atlanta Tax Allocation Eastside Project, Series B	5.600		01-01-30	1,000,000	1,002,660
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series BB	5.700		01-01-19	520,000	551,242
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series C (D)	5.700		01-01-19	3,705,000	4,045,341
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (D)	7.250		01-01-24	2,000,000	2,755,700
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series Z, Escrowed to Maturity (D)	5.500		01-01-20	10,000	10,256
Guam 0.4%					2,322,520
Guam Government Section 30, Series A	5.750		12-01-34	1,000,000	1,118,960
Guam International Airport Authority Series C, AMT (D)	6.125		10-01-43	1,000,000	1,203,560

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       14

	Rate (%)		Maturity date	Par value^	Value
Illinois 4.3%					$26,615,983
Chicago Midway International Airport Series B	5.000		01-01-46	5,000,000	5,818,350
Chicago O'Hare International Airport Customer Facility Charge (D)	5.500		01-01-43	2,000,000	2,323,860
Chicago O'Hare International Airport Series A	5.750		01-01-39	3,200,000	3,730,624
City of Chicago Series 2007E-REMK, GO	5.500		01-01-42	1,000,000	999,950
City of Chicago Series A, GO	5.500		01-01-33	1,000,000	1,010,170
City of Chicago Wastewater Transmission Revenue, Series C	5.000		01-01-39	3,000,000	3,361,770
Illinois Finance Authority Rush University Medical Center, Series A	7.250		11-01-38	1,500,000	1,728,990
Lake County Community Consolidated School District No. 24, GO (D)	2.766 (Z	)	01-01-22	2,440,000	2,090,275
Metropolitan Pier & Exposition Authority McCormick Place, Series A (D)	3.739 (Z	)	12-15-31	6,000,000	3,363,300
State of Illinois, GO (D)	5.500		07-01-38	1,000,000	1,144,710
Will County Community Unit School District No. 365 Prerefunded, GO (D)	1.450 (Z	)	11-01-21	1,130,000	1,043,984
Indiana 0.5%					3,319,590
Indiana Finance Authority Duke Energy, Series B	6.000		08-01-39	3,000,000	3,319,590
Kentucky 0.2%					1,079,170
Kentucky Economic Development Finance Authority Louisville Arena, Series A-1 (D)	6.000		12-01-33	1,000,000	1,079,170
Louisiana 1.3%					7,935,820
City of Shreveport Water & Sewer Revenue	5.000		12-01-40	1,000,000	1,164,260
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects	6.750		11-01-32	2,500,000	2,698,725
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500		11-01-35	1,500,000	1,802,955
New Orleans Aviation Board Series B, AMT	5.000		01-01-45	2,000,000	2,269,880
Massachusetts 15.9%					98,326,281
Boston Housing Authority Capital Funding Program (D)	5.000		04-01-28	2,000,000	2,138,220
Commonwealth of Massachusetts Public Improvements, GO (D)	5.500		11-01-17	1,000,000	1,068,470
Commonwealth of Massachusetts Series C, GO (D)	5.500		12-01-24	8,000,000	10,506,160

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       15

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Commonwealth of Massachusetts Series E, GO (D)	5.000	11-01-25	1,000,000	$1,285,670
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,836,895
Massachusetts Bay Transportation Authority Transit Revenue, Series B	5.250	07-01-33	2,500,000	3,459,525
Massachusetts Development Finance Agency Brandeis University, Series O-1	5.000	10-01-40	1,000,000	1,121,260
Massachusetts Development Finance Agency Carleton Willard Village	5.625	12-01-30	850,000	956,752
Massachusetts Development Finance Agency Covanta Energy Project, Series C, AMT (S)	5.250	11-01-42	1,000,000	1,005,380
Massachusetts Development Finance Agency Dominion Energy Brayton Point, AMT	5.000	02-01-36	2,000,000	2,014,020
Massachusetts Development Finance Agency Draper Laboratory	5.875	09-01-30	2,000,000	2,224,580
Massachusetts Development Finance Agency Emerson College, Series A	5.000	01-01-40	2,000,000	2,162,460
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,852,225
Massachusetts Development Finance Agency Harvard University, Series B-1	5.000	10-15-40	2,500,000	2,891,825
Massachusetts Development Finance Agency New England Conservatory of Music	5.250	07-01-38	2,000,000	2,182,620
Massachusetts Development Finance Agency Northeastern University, Series A	5.000	03-01-39	1,000,000	1,155,290
Massachusetts Development Finance Agency Olin College, Series E	5.000	11-01-38	1,000,000	1,179,380
Massachusetts Development Finance Agency Orchard Cove	5.250	10-01-26	1,000,000	1,011,100
Massachusetts Development Finance Agency Partners Health Care System, Series Q	5.000	07-01-47	4,500,000	5,344,065
Massachusetts Development Finance Agency Umass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,738,095
Massachusetts Health & Educational Facilities Authority Harvard Pilgrim Health Care, Series A (D)	5.000	07-01-18	765,000	768,029
Massachusetts Health & Educational Facilities Authority Springfield College	5.625	10-15-40	2,000,000	2,200,400
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	5.750	07-01-39	1,000,000	1,114,280
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	6.250	07-01-30	1,000,000	1,141,450
Massachusetts Health & Educational Facilities Authority Tufts University	5.375	08-15-38	350,000	384,997
Massachusetts Health & Educational Facilities Authority Woods Hole Oceanographic, Series B	5.375	06-01-30	1,000,000	1,086,650
Massachusetts Port Authority Boston Fuel Project, AMT (D)	5.000	07-01-32	1,770,000	1,832,021

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       16

	Rate (%)		Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Port Authority ConRAC Project, Series A	5.125		07-01-41	1,500,000	$1,688,355
Massachusetts Port Authority Series B	5.000		07-01-32	2,000,000	2,365,960
Massachusetts State College Building Authority College & University Revenue, Series A	5.500		05-01-49	1,000,000	1,132,430
Massachusetts State College Building Authority College & University Revenue, Series B (D)	1.408 (Z	)	05-01-19	1,000,000	959,480
Massachusetts State Department of Transportation Highway Revenue Tolls, Series B	5.000		01-01-37	8,000,000	8,955,360
Massachusetts State Department of Transportation Highway Revenue Tolls, Series C (D)	1.403 (Z	)	01-01-20	1,000,000	950,560
Massachusetts Water Pollution Abatement Trust 2012 Pooled Loan Program, Series 7	5.125		02-01-31	105,000	105,406
Massachusetts Water Pollution Abatement Trust Miscellaneous Revenue, Series 9	5.250		08-01-18	60,000	60,251
Massachusetts Water Pollution Abatement Trust Water Revenue, Series 14	5.000		08-01-32	1,000,000	1,125,900
Massachusetts Water Resources Authority Water Revenue, Series A	5.000		08-01-40	11,575,000	13,422,833
Massachusetts Water Resources Authority Water Revenue, Series B	5.000		08-01-39	1,000,000	1,126,920
Massachusetts Water Resources Authority Water Revenue, Series B (D)	5.250		08-01-29	2,500,000	3,390,800
Metropolitan Boston Transit Parking Corp.	5.000		07-01-41	2,000,000	2,310,600
Metropolitan Boston Transit Parking Corp.	5.250		07-01-36	3,475,000	4,069,607
Michigan 1.3%					8,122,256
Detroit Water Supply System Water Revenue, Series B (D)	7.000		07-01-36	1,000,000	1,138,140
Michigan Finance Authority Local Government Loan Program (D)	5.000		07-01-36	250,000	286,033
Michigan Finance Authority Local Government Loan Program	5.000		07-01-44	3,000,000	3,379,590
Michigan Finance Authority Local Government Loan Program, Series F1	4.500		10-01-29	1,500,000	1,624,470
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000		05-15-38	1,460,000	1,694,023
Minnesota 0.2%					1,481,855
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125		12-01-44	1,420,000	1,481,855
Nebraska 2.7%					16,430,821
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250		12-01-20	4,970,000	5,742,885
Omaha Public Power District Electric, Power & Light Revenues, Escrowed to Maturity, Series B	6.200		02-01-17	255,000	264,476

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       17

	Rate (%)		Maturity date	Par value^	Value
Nebraska (continued)
Omaha Public Power District Electric, Power & Light Revenues, Series B	5.000		02-01-36	4,000,000	$4,582,560
Omaha Public Power District Separate Electric System Revenue Bonds, Series A	5.000		02-01-49	5,000,000	5,840,900
New Jersey 2.4%					14,690,358
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250		11-01-39	2,520,000	2,627,780
New Jersey Economic Development Authority Series WW	5.250		06-15-40	1,500,000	1,655,385
New Jersey State Turnpike Authority Highway Revenue Tolls, Series I	5.000		01-01-35	4,250,000	4,732,375
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000		06-15-45	3,250,000	3,484,260
Tobacco Settlement Financing Corp. Series 1A	4.500		06-01-23	2,155,000	2,190,558
New York 21.0%					129,742,797
Brooklyn Arena Local Development Corp. Barclays Center Project	6.250		07-15-40	1,000,000	1,149,270
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375		07-15-43	1,000,000	1,152,110
City of New York Refunded, Series E-1, GO	6.250		10-15-28	480,000	540,802
City of New York Series D-1, GO	5.000		10-01-36	1,000,000	1,172,570
City of New York Series E-1, GO	6.250		10-15-28	20,000	22,534
Hudson Yards Infrastructure Corp. Series A	5.750		02-15-47	4,500,000	5,289,525
Long Island Power Authority Electric, Power & Light Revenues, Series A	5.750		04-01-39	1,500,000	1,673,625
Long Island Power Authority Electric, Power & Light Revenues, Series A	6.000		05-01-33	1,000,000	1,145,230
Long Island Power Authority Electric, Power & Light Revenues, Series C (D)	5.250		09-01-29	2,000,000	2,555,400
Metropolitan Transportation Authority Transit Revenue, Series A	5.250		11-15-28	1,000,000	1,107,600
Metropolitan Transportation Authority Transit Revenue, Series B	5.000		11-15-34	1,000,000	1,140,800
Monroe County Industrial Development Corp. University of Rochester, Series A	5.000		07-01-41	1,000,000	1,147,440
New York City Municipal Water Finance Authority Water Revenue, Series A	5.750		06-15-40	230,000	253,044
New York City Municipal Water Finance Authority Water Revenue, Series A	5.750		06-15-40	770,000	846,969
New York City Municipal Water Finance Authority Water Revenue, Series D	1.450 (Z	)	06-15-20	2,000,000	1,885,380

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       18

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York City Municipal Water Finance Authority Water Revenue, Series EE	5.250	06-15-40	3,000,000	$3,369,180
New York City Municipal Water Finance Authority Water Revenue, Series FF-2	5.000	06-15-40	1,000,000	1,115,610
New York City Municipal Water Finance Authority Water Revenue, Series GG-1	5.000	06-15-39	6,000,000	6,697,440
New York City Transitional Finance Authority Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	4,725,000	5,292,945
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,309,870
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.375	01-15-34	3,000,000	3,326,910
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	8,500,000	10,006,200
New York Liberty Development Corp. 4 World Trade Center Project	5.000	11-15-31	5,000,000	5,893,300
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,133,350
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,149,460
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250	10-01-35	3,000,000	3,841,080
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000	11-15-44	2,500,000	2,807,400
New York Local Government Assistance Corp. Sales Tax Revenue, Series C	5.500	04-01-17	590,000	610,638
New York State Dormitory Authority Fordham University	5.000	07-01-44	1,350,000	1,569,848
New York State Dormitory Authority General Purpose, Series E	5.000	02-15-35	1,000,000	1,130,420
New York State Dormitory Authority Income Tax Revenue, Series A	5.000	02-15-39	2,500,000	2,762,450
New York State Dormitory Authority Mount Sinai School of Medicine	5.125	07-01-39	1,000,000	1,121,360
New York State Dormitory Authority North Shore Long Island Jewish Group, Series A	5.000	05-01-41	1,000,000	1,137,790
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000	12-01-40	1,000,000	1,103,580
New York State Dormitory Authority Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,144,100
New York State Dormitory Authority Sales Tax Revenue, Series A	5.000	03-15-43	1,000,000	1,159,240
New York State Dormitory Authority State University Dormitory Facilities, Series A	5.000	07-01-35	5,000,000	5,829,450
New York State Dormitory Authority State University Educational Facilities, Series A	5.500	05-15-19	3,000,000	3,292,860
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000	06-15-34	1,000,000	1,124,240

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       19

	Rate (%)		Maturity date	Par value^	Value
New York (continued)
New York State Thruway Authority Highway Revenue Tolls, Series A	5.000		01-01-51	1,750,000	$2,042,758
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT (C)	5.000		07-01-41	1,500,000	1,690,935
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT (C)	5.000		07-01-46	2,500,000	2,806,850
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT (C)	5.250		01-01-50	2,500,000	2,849,050
Niagara Area Development Corp. Covanta Energy Project, Series A, AMT (S)	5.250		11-01-42	500,000	507,440
Oneida County Industrial Development Agency Hamilton College Project, Series A (D)	4.348 (Z	)	07-01-29	5,330,000	3,029,412
Onondaga Civic Development Corp. St. Joseph's Hospital Health Center Project, Series A	5.125		07-01-31	1,000,000	1,125,260
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750		10-01-19	5,700,000	5,701,026
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-36	1,000,000	1,174,620
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	2,265,000	2,655,169
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000		09-01-36	1,000,000	1,198,480
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000		09-01-39	1,000,000	1,186,930
Port Authority of New York & New Jersey One Hundred Forty-Fourth Series	5.000		10-01-29	2,500,000	2,533,775
Triborough Bridge & Tunnel Authority Highway Revenue Tolls	5.000		11-15-33	4,025,000	4,342,371
Triborough Bridge & Tunnel Authority Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125		01-01-21	1,500,000	1,731,450
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (D)	1.888 (Z	)	04-01-22	2,230,000	1,996,251
Westchester Tobacco Asset Securitization Corp. Public Improvements, Prerefunded to 7-15-17	6.950		07-15-39	2,000,000	2,160,000
Ohio 1.1%					6,520,135
American Municipal Power, Inc. Greenup Hydroelectric Project, Series A	5.000		02-15-46	500,000	591,035
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue and Refunding Bonds	5.000		11-15-49	5,000,000	5,929,100
Oklahoma 0.7%					4,557,120
Grand River Dam Authority Series A	5.250		06-01-40	4,000,000	4,557,120

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       20

	Rate (%)	Maturity date	Par value^	Value
Oregon 0.6%				$3,792,769
Clackamas County School District No. 12 Series B, GO (D)	5.000	06-15-28	3,630,000	3,792,769
Pennsylvania 0.9%				5,569,290
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,298,580
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,281,963
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,899,586
The School District of Philadelphia Prerefunded 2014, Series E, GO	6.000	09-01-38	65,000	72,444
The School District of Philadelphia Prerefunded 2015, Series E, GO	6.000	09-01-38	15,000	16,717
Puerto Rico 0.3%				1,843,262
Puerto Rico Highway & Transportation Authority Prerefunded, Series AA (D)	5.500	07-01-19	1,640,000	1,843,262
Rhode Island 0.4%				2,433,796
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,433,796
South Carolina 1.4%				8,383,950
South Carolina State Public Service Authority Prerefunded, Series A	5.500	01-01-38	475,000	530,798
South Carolina State Public Service Authority Santee Cooper, Series E	5.000	01-01-40	1,500,000	1,679,130
South Carolina State Public Service Authority Series A	5.500	01-01-38	5,525,000	6,174,022
Tennessee 0.4%				2,392,760
Nashville & Davidson County Health & Educational Facility Board Vanderbilt University Medical Center	5.000	07-01-46	2,050,000	2,392,760
Texas 12.0%				73,906,043
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-40	2,000,000	2,135,580
Central Texas Regional Mobility Authority Series 2016 (C)	5.000	01-01-46	2,000,000	2,327,340
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	581,140
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	578,550
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,309,400
City of Austin Electric Utility Revenue (D)	5.000	11-15-37	5,000,000	5,776,350

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       21

	Rate (%)		Maturity date	Par value^	Value
Texas (continued)
City of Dallas Waterworks & Sewer System	5.000		10-01-35	5,000,000	$5,778,100
City of Dallas Waterworks & Sewer System	5.000		10-01-36	5,000,000	5,851,700
City Public Service Board of San Antonio Electric & Gas Revenue	5.000		02-01-48	5,000,000	5,843,000
City Public Service Board of San Antonio Series A	5.000		02-01-34	4,330,000	4,746,156
Dallas/Fort Worth International Airport Series D	5.250		11-01-32	5,000,000	6,030,650
Dallas/Fort Worth International Airport Series D, AMT	5.000		11-01-38	2,500,000	2,821,500
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000		04-01-53	4,000,000	4,542,680
Houston Independent School District Public Financing Corp. Cesar Chavez Project, Series A (D)	0.693 (Z	)	09-15-16	570,000	568,832
Lower Colorado River Authority	5.625		05-15-39	3,805,000	4,242,233
Lower Colorado River Authority Electric, Power & Light Revenues	5.000		05-15-40	5,000,000	5,613,950
Lower Colorado River Authority Prerefunded to 5-15-19	5.625		05-15-39	30,000	33,998
Lower Colorado River Authority Transmission Services Corp., Series A	5.000		05-15-41	2,500,000	2,805,700
North Texas Tollway Authority Highway Revenue Tolls, Series A (C)	5.000		01-01-39	700,000	832,531
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000		01-01-38	3,250,000	3,666,033
Texas Municipal Power Agency Transmission Revenue	5.000		09-01-40	6,000,000	6,820,620
Virgin Islands 0.4%					2,785,500
Virgin Islands Public Finance Authority Diageo USVI, Series A	6.750		10-01-37	2,000,000	2,253,040
Virgin Islands Public Finance Authority Series A-1	5.000		10-01-39	500,000	532,460
Virginia 0.2%					1,148,550
Alexandria Industrial Development Authority Goodwin House	5.000		10-01-45	1,000,000	1,148,550
Washington 0.3%					2,043,306
Bonneville Power Administration Nuclear Energy, Series B	7.125		07-01-16	1,500,000	1,508,175
Energy Northwest Columbia Generating Station	5.000		07-01-40	450,000	535,131

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       22

	Rate (%)	Maturity date	Par value^	Value
Wisconsin 1.2%				$7,499,710
Public Finance Authority Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,093,330
Wisconsin Health & Educational Facilities Authority Ascension Senior Credit Group	4.000	11-15-46	6,000,000	6,406,380
Wyoming 0.5%				3,386,550
Campbell County Solid Waste Facilities Revenue Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,386,550
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.7%				$22,938,000
(Cost $22,938,000)
U.S. Government Agency 0.9%				5,656,000
Federal Home Loan Bank Discount Note	0.150	06-01-16	5,656,000	5,656,000
			Par value^	Value
Repurchase agreement 2.8%				17,282,000
Barclays Tri-Party Repurchase Agreement dated 5-31-16 at 0.290% to be repurchased at $15,373,124 on 6-1-16, collateralized by $15,067,100 U.S. Treasury Inflation Indexed Notes, 0.625% due 1-15-26 (valued at $15,680,649, including interest)			15,373,000	15,373,000
Repurchase Agreement with State Street Corp. dated 5-31-16 at 0.030% to be repurchased at $1,909,002 on 6-1-16, collateralized by $1,945,000 U.S. Treasury Notes, 1.375% due 10-31-20 (valued at $1,947,431, including interest)			1,909,000	1,909,000
Total investments (Cost $557,170,269)† 101.4%				$626,074,576
Other assets and liabilities, net (1.4%)				($8,675,474)
Total net assets 100.0%				$617,399,102

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       23

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	4.3
National Public Finance Guarantee Corp.	3.2
Ambac Financial Group, Inc.	2.7
Assured Guaranty Corp.	2.1
Financial Guaranty Insurance Company	0.6
CIFG Holdings, Ltd.	0.4
XL Capital Assurance, Inc.	0.2
TOTAL	13.5
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $553,634,580. Net unrealized appreciation aggregated to $72,439,996, of which $72,443,616 related to appreciated investment securities and $3,620 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       24

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 5-31-16

Assets
Investments, at value (Cost $557,170,269)	$626,074,576
Cash	537,160
Receivable for investments sold	116,543
Receivable for fund shares sold	1,312,328
Interest receivable	6,945,801
Receivable from affiliates	5,043
Other receivables and prepaid expenses	34,049
Total assets	635,025,500
Liabilities
Payable for investments purchased	5,809,300
Payable for delayed delivery securities purchased	10,493,302
Payable for fund shares repurchased	910,905
Distributions payable	224,194
Payable to affiliates
Accounting and legal services fees	19,781
Transfer agent fees	26,894
Distribution and service fees	50,427
Other liabilities and accrued expenses	91,595
Total liabilities	17,626,398
Net assets	$617,399,102
Net assets consist of
Paid-in capital	$575,472,462
Undistributed net investment income	38,043
Accumulated net realized gain (loss) on investments	(27,015,710)
Net unrealized appreciation (depreciation) on investments	68,904,307
Net assets	$617,399,102

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($551,000,885 ÷ 54,108,525 shares)[1]	$10.18
Class B ($6,674,193 ÷ 655,371 shares)[1]	$10.18
Class C ($59,724,024 ÷ 5,865,955 shares)[1]	$10.18
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.60

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       25

STATEMENT OF OPERATIONS  For the year ended 5-31-16

Investment income
Interest	$26,535,231
Expenses
Investment management fees	3,192,321
Distribution and service fees	1,952,365
Accounting and legal services fees	113,721
Transfer agent fees	326,571
Trustees' fees	9,127
State registration fees	71,109
Printing and postage	39,072
Professional fees	80,148
Custodian fees	73,751
Registration and filing fees	11,730
Other	25,500
Total expenses	5,895,415
Less expense reductions	(632,165)
Net expenses	5,263,250
Net investment income	21,271,981
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(3,637,807)
(3,637,807)
Change in net unrealized appreciation (depreciation) of
Investments	12,909,660
12,909,660
Net realized and unrealized gain	9,271,853
Increase in net assets from operations	$30,543,834

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       26

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-16	Year ended 5-31-15
Increase (decrease) in net assets
From operations
Net investment income	$21,271,981	$18,352,647
Net realized gain (loss)	(3,637,807)	653,281
Change in net unrealized appreciation (depreciation)	12,909,660	(3,980,727)
Increase in net assets resulting from operations	30,543,834	15,025,201
Distributions to shareholders
From net investment income
Class A	(20,016,176)	(17,350,346)
Class B	(216,897)	(206,226)
Class C	(1,752,713)	(1,401,595)
Total distributions	(21,985,786)	(18,958,167)
From fund share transactions	23,735,657	153,551,947
Total increase	32,293,705	149,618,981
Net assets
Beginning of year	585,105,397	435,486,416
End of year	$617,399,102	$585,105,397
Undistributed net investment income	$38,043	$858,389

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       27

Financial highlights

Class A Shares Period ended	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$10.04	$10.07	$10.31	$10.37	$9.70
Net investment income[1]	0.37	0.39	0.41	0.41	0.43
Net realized and unrealized gain (loss) on investments	0.15	(0.02)	(0.24)	(0.06)	0.67
Total from investment operations	0.52	0.37	0.17	0.35	1.10
Less distributions
From net investment income	(0.38)	(0.40)	(0.41)	(0.41)	(0.43)
Net asset value, end of period	$10.18	$10.04	$10.07	$10.31	$10.37
Total return (%)[2,3]	5.33	3.75	1.88	3.40	11.61
Ratios and supplemental data
Net assets, end of period (in millions)	$551	$520	$394	$447	$442
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.93	0.95	0.94	0.95
Expenses including reductions	0.81	0.82	0.84	0.84	0.86
Net investment income	3.70	3.86	4.24	3.94	4.30
Portfolio turnover (%)	13	10 [4]	12	11	25

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       28

Class B Shares Period ended	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$10.04	$10.07	$10.31	$10.37	$9.70
Net investment income[1]	0.30	0.32	0.34	0.33	0.36
Net realized and unrealized gain (loss) on investments	0.15	(0.02)	(0.24)	(0.06)	0.67
Total from investment operations	0.45	0.30	0.10	0.27	1.03
Less distributions
From net investment income	(0.31)	(0.33)	(0.34)	(0.33)	(0.36)
Net asset value, end of period	$10.18	$10.04	$10.07	$10.31	$10.37
Total return (%)[2,3]	4.55	2.98	1.12	2.63	10.78
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$8	$6	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67	1.68	1.70	1.69	1.70
Expenses including reductions	1.56	1.57	1.59	1.59	1.61
Net investment income	2.95	3.11	3.48	3.18	3.54
Portfolio turnover (%)	13	10 [4]	12	11	25

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       29

Class C Shares Period ended	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$10.04	$10.06	$10.30	$10.37	$9.70
Net investment income[1]	0.30	0.32	0.34	0.33	0.36
Net realized and unrealized gain (loss) on investments	0.15	(0.01)	(0.24)	(0.07)	0.67
Total from investment operations	0.45	0.31	0.10	0.26	1.03
Less distributions
From net investment income	(0.31)	(0.33)	(0.34)	(0.33)	(0.36)
Net asset value, end of period	$10.18	$10.04	$10.06	$10.30	$10.37
Total return (%)[2,3]	4.55	3.08	1.12	2.53	10.78
Ratios and supplemental data
Net assets, end of period (in millions)	$60	$57	$35	$53	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67	1.68	1.70	1.69	1.70
Expenses including reductions	1.56	1.57	1.59	1.59	1.61
Net investment income	2.95	3.10	3.48	3.19	3.54
Portfolio turnover (%)	13	10 [4]	12	11	25

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       30

Notes to financial statements

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2016, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       31

agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended May 31, 2016 were $2,205. For the year ended May 31, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       32

ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2016, the fund has a capital loss carryforward of $28,663,853 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2016:

Capital Loss Carryforward Expiring at May 31			No Expiration Date
2017	2018	2019	Short-Term	Long-Term
$5,383,181	$3,499,079	$490,608	$10,953,194	$8,337,791

Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year.

As of May 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended May 31, 2016 and 2015 was as follows:

	May 31, 2016	May 31, 2015
Ordinary Income	$210,287	$374,893
Exempt Income	21,775,499	18,583,274
Total	$21,985,786	$18,958,167

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2016, the components of distributable earnings on a tax basis consisted of $262,237 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund's average daily net assets; (b) 0.500% of the next $500 million of the fund's average daily net assets; (c) 0.450% of the

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       33

next $2 billion of the fund's average daily net assets; and (d) 0.425% of the fund's average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year end May 31, 2016, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to the following for the year ended May 31, 2016:

Class	Expense reduction	Class	Expense reduction
Class A	$38,934	Class C	$4,242
Class B	525	Total	$43,701

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the year ended May 31, 2016 were equivalent to a net annual effective rate of 0.54% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $524,304, $7,050 and $57,110 for Class A, Class B and Class C shares for the year ended May 31, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $871,814 for the year ended May 31, 2016. Of this amount, $123,912 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $675,705 was paid as sales commissions to broker-dealers and $72,197 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00%

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       34

sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2016, CDSCs received by the Distributor amounted to $40,376, $13,164 and $7,173 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,310,759	$290,958
Class B	70,503	3,927
Class C	571,103	31,686
Total	$1,952,365	$326,571

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the year ended May 31, 2016 and 2015 were as follows:

		Year ended 5-31-16		Year ended 5-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,477,341	$75,308,152	5,572,921	$56,618,140
Issued in reorganization (Note 8)	—	—	9,985,023	102,035,949
Distributions reinvested	1,732,294	17,419,423	1,469,322	14,902,383
Repurchased	(6,910,539)	(69,364,777)	(4,401,658)	(44,587,229)
Net increase	2,299,096	$23,362,798	12,625,608	$128,969,243
Class B shares
Sold	37,785	$381,745	6,693	$67,700
Issued in reorganization (Note 8)	—	—	305,749	3,124,601
Distributions reinvested	18,473	185,690	17,098	173,376
Repurchased	(172,405)	(1,732,177)	(161,452)	(1,632,831)
Net increase (decrease)	(116,147)	($1,164,742)	168,088	$1,732,846

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       35

		Year ended 5-31-16		Year ended 5-31-15
	Shares	Amount	Shares	Amount
Class C shares
Sold	1,043,882	$10,505,508	1,138,398	$11,538,422
Issued in reorganization (Note 8)	—	—	1,863,754	19,041,977
Distributions reinvested	155,080	1,559,202	125,357	1,271,424
Repurchased	(1,047,492)	(10,527,109)	(890,741)	(9,001,965)
Net increase	151,470	$1,537,601	2,236,768	$22,849,858
Total net increase	2,334,419	$23,735,657	15,030,464	$153,551,947

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $102,828,577 and $72,283,760, respectively, for the year ended May 31, 2016.

Note 7 — State or region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states' municipal issuers.

Note 8 — Reorganization

On February 13, 2015, the shareholders of John Hancock Massachusetts Tax-Free Income Fund and John Hancock New York Tax-Free Income Fund (the Acquired funds) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired funds in exchange for shares of the Acquiring fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired funds; and (c) the distribution to the Acquired funds' shareholders of such Acquiring fund's shares. The reorganization was intended to consolidate the Acquired funds with a fund with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired funds or their shareholders. Thus, the investments were transferred to the Acquiring fund at the Acquired funds' identified cost. All distributable amounts of net income and realized gains from the Acquired funds were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired funds. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on February 13, 2015. The following outlines the reorganization:

Acquired funds	Net asset value of the acquired funds	Appreciation of the acquired fund's investments	Shares redeemed by the acquired funds	Shares issued by the acquiring funds	Acquiring fund net assets prior to combination	Acquiring fund total net assets after combination
Massachusetts Tax-Free Income Fund	$74,460,007	$7,488,227	5,907,973	7,286,696	$459,598,386	$534,058,393
New York Tax-Free Income Fund	$49,742,520	$5,068,391	4,028,856	4,867,830	$534,058,393	$583,800,913

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       36

Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired funds that have been included in the Acquiring fund's Statement of operations at May 31, 2016. See Note 5 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on June 1, 2014, the beginning of the reporting period, the Acquiring fund's pro forma results of operations for the year ended May 31, 2015 are as follows:

Net investment income	$21,510,803
Net realized and unrealized gain (loss)	(3,512,753)
Increase (decrease) in net assets from operations	$17,998,050

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       37

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Municipal Securities Trust and John Hancock Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Tax-Free Bond Fund (the "Fund") at May 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 15, 2016

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       38

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2016.

99.06% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2016 Form 1099-DIV in early 2017. This will reflect the tax character of all distributions paid in calendar year 2016.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2012	230
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	230
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	230
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1989	230
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2012	230
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       40

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2012	230
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	230
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2012	230
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1994	230
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       41

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2009	230
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	230
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2012	230
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	230
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       42

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2006
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       43

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       44

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF298112	52A 5/16 7/16

John Hancock

High Yield Municipal Bond Fund

Annual report 5/31/16

A message to shareholders

Dear shareholder,

The past 12 months marked a challenging stretch for all investors, and the fixed-income markets offered no exception. Three themes dominated headlines for the majority of the period and continue to be sources of concern for investors: global growth, commodity prices, and the direction of interest rates. On the economic front, worries about a slowdown in China pushed the United States to center stage as investors increasingly looked to domestic demand to fuel global growth. Energy prices were highly volatile, plummeting in January to multi-year lows before rebounding to finish at more sustainable levels. As for interest rates, the U.S. Federal Reserve (Fed) finally began in December the long process of normalizing monetary policy by increasing the federal funds rate for the first time in nine years. More rate hikes may be on the horizon, but the United States' position as the one major economy tightening in this environment makes the Fed's job that much more difficult.

Against this backdrop, investors tended to dial down their risk exposure, selling out of equities, high-yield bonds, and emerging markets in favor of the safety of U.S. Treasuries and other less-volatile assets. That trend abruptly reversed course in February, as attractive valuations eventually lured investors back into riskier assets. After period end, the United Kingdom's vote to leave the European Union set off more volatility as investors turned back to safe-haven assets.

These kinds of market swings can be unsettling. We believe the global economy will continue to make gains, but that periods of heightened volatility could likely persist. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place to meet the needs of our fund shareholders. However, your best resource is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of May 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
20	Financial statements
23	Financial highlights
26	Notes to financial statements
32	Auditor's report
33	Tax information
34	Trustees and Officers
38	More information

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/16 (%)

Class A shares (without sales charge)
Barclays High Yield Municipal Bond Index
Morningstar high yield muni fund category average
6.65
4.70
7.08
3.64
3.61
4.61
6.01
7.51
7.18
4.64
4.88
4.11
1 year
3 year
5 year
10 year

The Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

High-yield municipal bonds rallied

High-yield municipal bonds advanced, benefiting from strong investor demand amid financial market volatility and an uncertain economic environment.

The fund outperformed its benchmark

The fund generated a solid gain and outpaced its benchmark, the Barclays High Yield Municipal Bond Index.

Higher-quality holdings aided results

The fund's significant holdings of higher-quality municipal securities and the elimination of Puerto Rico municipal bonds contributed to its outperformance of its benchmark.

PORTFOLIO COMPOSITION AS OF 5/31/16 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       3

Discussion of fund performance

An interview with Portfolio Manager Cynthia M. Brown, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Cynthia M. Brown
Portfolio Manager
John Hancock Asset Management

How did the municipal bond market perform over the past 12 months?

Municipal bonds posted solid gains for the reporting period as the Barclays Municipal Bond Index returned 5.87%. High-yield municipal bonds also advanced but underperformed the broader municipal bond market; the fund's benchmark, the Barclays High Yield Municipal Bond Index, returned 4.70%.

Favorable supply-and-demand trends continued to drive the rally in municipal bonds during the past year. Investor demand for municipal bonds remained strong as equity market volatility, global economic concerns, and a lack of appetite for risk led to a steady inflow of cash into the municipal bond market. As of the end of the reporting period, municipal bond mutual funds had experienced inflows for 34 consecutive weeks, according to Thomson Reuters Lipper.

On the supply side, municipal bond issuance declined modestly during the period compared with the prior 12-month period. Much of the new issuance in the municipal bond market over the past year involved refinancing existing bonds in anticipation of a series of short-term interest-rate increases by the U.S. Federal Reserve (Fed). Although the Fed raised its short-term interest-rate target in December 2015—its first rate hike in nine years—it made no further moves through the end of the reporting period as economic data so far in 2016 has been uneven.

Speaking of the economic backdrop, how did that affect municipal bond market performance?

The U.S. economy produced mixed results over the past 12 months as some segments of the economy fared better than others. For example, job growth remained healthy as the unemployment rate dipped below 5%—its lowest level since November 2007—and sales in the automotive and housing markets were robust. However, overall consumer spending remained weak despite the positive impact of lower fuel costs, and industrial production contracted during the 12-month period.

For the municipal bond market, the most significant factor was investor expectations for the Fed's interest-rate increases. The Fed's December rate hike and expectations of more to come in 2016 resulted in slightly higher short-term municipal bond yields, while strong investor demand was

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       4

pushing intermediate- and long-term municipal bond yields lower. As a result, the municipal yield curve—a graphic display of municipal bond yields at various maturities—flattened during the period as the gap between short- and long-term yields narrowed.

Did these economic developments have any impact on municipal credit quality?

Except for a couple of specific high-profile credit issues, municipal credit quality generally improved over the past year. Tax revenues, led by rising property tax assessments, continued to increase gradually, providing a favorable backdrop for municipal credit. Furthermore, state and local governments exhibited the willingness and ability to manage their budgets prudently given the uncertain economic environment.

Puerto Rico's debt crisis is one of the stories that made headlines over the past 12 months. The Commonwealth of Puerto Rico has been struggling with a stagnant economy and fiscal difficulties that have left the Commonwealth unable to meet its debt obligations. Unable to file for bankruptcy protection, Puerto Rico's government has been negotiating with some of its creditors to restructure its debt, while the U.S. Congress is working on legislation to create a financial oversight board.

Puerto Rico bonds are a major component of the Barclays High Yield Municipal Bond Index, and the lagging performance of Puerto Rico bonds over the past year was the primary reason why the index underperformed the broader municipal bond market.

QUALITY COMPOSITION AS OF 5/31/16 (%)

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       5

Did the fund have any exposure to Puerto Rico?

At the beginning of the period, the fund owned a small position in bonds issued by Puerto Rico. We eliminated the fund's holdings gradually during the latter half of 2015, and the fund had no direct exposure to any obligations of the Commonwealth of Puerto Rico or its agencies at the end of the period. This was the most significant contributor to the fund's outperformance of its benchmark index during the period.

What else contributed positively to fund performance?

The fund typically has a higher average credit quality than both its benchmark index and other high-yield municipal bond funds, and this positioning added value over the past 12 months as higher-quality bonds outperformed. More than half of the portfolio was invested in investment-grade municipal bonds, with the vast majority rated BBB and A.

Security selection also aided relative results, led by revenue bonds related to transportation and tobacco. An underweight position in industrial development revenue bonds also contributed favorably to performance as this sector of the high-yield municipal market underperformed. In particular, bonds related to the energy industry declined as oil and gas prices fell sharply during the period.

What factors detracted from fund performance?

The fund had a shorter duration (a measure of interest-rate sensitivity) than the index throughout

SECTOR COMPOSITION AS OF 5/31/16 (%)

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       6

the 12-month period, and this positioning weighed on fund performance as the municipal bond market rallied during the period. Individual security selection in the utilities and healthcare sectors also detracted from performance.

What themes do you see developing in the municipal bond market over the next several months?

The pace of economic growth and how the Fed will adjust its policy stance will remain key influences on all segments of the fixed-income market. After the Fed's rate hike in late 2015, it was widely assumed that the Fed would raise interest rates four more times in 2016. However, the mixed economic data and a lack of global inflationary pressure have tempered these expectations. It would likely require evidence of stronger economic growth and/or rising inflation for the Fed to shift away from its current deliberate approach to interest-rate policy.

From a credit perspective, state and local governments face challenges to address rising pension liabilities, healthcare expenses, and education as demographics shift. Pension funding can no longer be ignored or deferred, especially now that the issue has become more transparent because state and local governments must disclose pension and postretirement liabilities on their balance sheets. On the healthcare front, Medicaid expenses as a percentage of overall state budgets are ballooning as enrollment expands for states participating in the Affordable Care Act (ACA). ACA subsidies from the federal government will begin to decrease over the next year, and states will face higher expenses to insure their residents.

In the high-yield municipal market, Puerto Rico will remain at the forefront until the Commonwealth's debt situation is resolved, most likely via intervention by the U.S. government. We expect the process to have a fairly long time horizon.

Has there been a management change?

Yes, effective March 1, 2016, co-portfolio manager Dianne M. Sales retired. I will continue to manage the fund.

MANAGED BY

Cynthia M. Brown On the fund since 2015 Investing since 1984

The views expressed in this report are exclusively those of Cynthia M. Brown, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-16	as of 5-31-16	as of 5-31-16
Class A	2.39	5.14	4.21	28.47	50.97	2.25	2.14	3.98
Class B	0.85	4.89	4.01	26.99	48.19	1.59	1.49	2.81
Class C	4.85	5.22	3.86	28.99	46.00	1.60	1.49	2.83
Index 1†	4.70	7.51	4.88	43.64	61.11	—	—	—
Index 2†	5.87	5.07	4.93	28.07	61.74	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Gross (%)	0.98	1.73	1.73
Net (%)	0.88	1.63	1.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Barclays High Yield Municipal Bond Index; Index 2 is the Barclays Municipal Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	5-31-06	14,819	14,819	16,111	16,174
Class C3	5-31-06	14,600	14,600	16,111	16,174

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

The Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on December 1, 2015, with the same investment held until May 31, 2016.

	Account value on 12-1-2015	Ending value on 5-31-2016	Expenses paid during period ended 5-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,046.00	$4.60	0.90%
Class B	1,000.00	1,042.20	8.42	1.65%
Class C	1,000.00	1,042.10	8.42	1.65%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on December 1, 2015, with the same investment held until May 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 12-1-2015	Ending value on 5-31-2016	Expenses paid during period ended 5-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,020.50	$4.55	0.90%
Class B	1,000.00	1,016.80	8.32	1.65%
Class C	1,000.00	1,016.80	8.32	1.65%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       11

Fund's investments

As of 5-31-16
	Rate (%)		Maturity date	Par value^	Value
Municipal bonds 92.5%					$190,926,553
(Cost $167,930,011)
Alabama 1.1%					2,299,840
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,299,840
Arizona 3.4%					7,083,775
Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375		02-01-41	2,500,000	2,561,325
Maricopa County Industrial Development Authority Catholic Healthcare West, Series A	6.000		07-01-39	3,000,000	3,379,110
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250		01-01-38	1,000,000	1,143,340
California 5.1%					10,554,005
California Statewide Communities Development Authority Adventist Health System	5.000		03-01-35	1,250,000	1,503,275
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	0.975 (Z	)	01-01-18	2,950,000	2,904,246
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	1,000,000	1,176,410
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	1,405,000	1,416,001
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500		09-01-45	1,545,000	1,698,048
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250		11-01-26	1,500,000	1,856,025
Colorado 4.7%					9,640,068
Colorado Health Facilities Authority Sunny Vista Living Center, Series A (S)	6.125		12-01-45	1,750,000	1,823,518
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000		12-01-45	2,000,000	2,278,840
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	2,500,000	3,224,450
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,313,260
Connecticut 1.2%					2,489,799
Hamden Facility Revenue Whitney Center Project, Series A	7.625		01-01-30	960,000	1,017,475
Hamden Facility Revenue Whitney Center Project, Series A	7.750		01-01-43	1,400,000	1,472,324

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       12

	Rate (%)		Maturity date	Par value^	Value
District of Columbia 2.8%					$5,832,360
District of Columbia Tobacco Settlement Financing Corp. Settlement Asset Backed Bonds, Series A	6.950 (Z	)	06-15-46	15,000,000	1,935,150
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (0.000% steps up to 6.500% on 10-1-16) (D)	0.760 (Z	)	10-01-41	3,000,000	3,897,210
Florida 6.9%					14,291,781
Bonnet Creek Resort Community Development District	7.250		05-01-18	340,000	340,275
Bonnet Creek Resort Community Development District	7.375		05-01-34	815,000	815,571
Florida Development Finance Corp. Tuscan Isle Champions Gate Project, Series A (S)	6.375		06-01-46	1,750,000	1,775,183
Florida Development Finance Corp. Tuscan Isle Obligated Group, Series A (S)	7.000		06-01-45	2,000,000	2,116,160
Heritage Harbor North Community Development District	6.375		05-01-38	1,190,000	1,224,950
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500		10-01-47	1,000,000	1,077,080
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	6.000		06-01-21	1,750,000	1,831,463
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500		06-01-49	1,000,000	1,232,870
Pensacola Airport Revenue, AMT	6.000		10-01-28	2,000,000	2,193,360
Village Community Development District No. 8	6.375		05-01-38	715,000	772,114
Village Community Development District No. 8 Phase II	6.125		05-01-39	795,000	912,755
Georgia 1.6%					3,227,850
Marietta Development Authority Life University Project	7.000		06-15-30	1,500,000	1,587,240
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series D	5.500		01-01-26	1,500,000	1,640,610
Guam 1.2%					2,409,800
Guam Government Series A, GO	7.000		11-15-39	2,000,000	2,409,800
Hawaii 0.6%					1,221,240
Hawaii State Department of Budget & Finance 15 Craigside Place Project, Series A	9.000		11-15-44	1,000,000	1,221,240
Illinois 5.0%					10,357,893
Chicago Board of Education Series A, GO	7.000		12-01-44	1,000,000	1,000,000
Chicago Midway International Airport Series A, AMT	5.000		01-01-41	1,500,000	1,684,785
Chicago O'Hare International Airport Customer Facility Charge	5.750		01-01-43	2,000,000	2,357,680

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       13

	Rate (%)		Maturity date	Par value^	Value
Illinois (continued)
City of Chicago Series 2005D-REMK, GO	5.500		01-01-40	1,250,000	$1,249,938
City of Chicago Series A, GO	5.500		01-01-33	1,000,000	1,010,170
Illinois Sports Facilities Authority State Tax Supported (D)	5.250		06-15-32	750,000	855,360
State of Illinois, GO	5.000		04-01-27	2,000,000	2,199,960
Indiana 0.7%					1,397,438
Crown Point Economic Development Revenue Wittenberg Village Project, Series A	8.000		11-15-39	1,250,000	1,397,438
Iowa 0.5%					1,074,570
Altoona Urban Renewal Tax Increment Revenue Annual Appropriation	6.000		06-01-34	1,000,000	1,074,570
Kansas 0.3%					545,832
Wyandotte County-Kansas City Unified Government Sales Tax Revenue, Series B	5.609 (Z	)	06-01-21	720,000	545,832
Kentucky 1.7%					3,434,980
Kentucky Economic Development Finance Authority Owensboro Medical Health System, Series A	6.500		03-01-45	2,000,000	2,312,620
Owen County Kentucky Waterworks System Revenue American Water Company Project, Series A	6.250		06-01-39	1,000,000	1,122,360
Louisiana 1.7%					3,428,940
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp., Series A-2	6.500		11-01-35	2,000,000	2,403,940
St. John Baptist Parish Revenue Marathon Oil Corp., Series A	5.125		06-01-37	1,000,000	1,025,000
Maryland 1.6%					3,250,560
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250		07-01-44	1,000,000	1,038,640
Baltimore County East Baltimore Research Park, Series A	7.000		09-01-38	1,000,000	1,063,390
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000		07-01-40	1,000,000	1,148,530
Massachusetts 0.6%					1,140,890
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000		07-01-44	1,000,000	1,140,890
Michigan 0.7%					1,368,260
Michigan Finance Authority Detroit Water & Sewer, Series C-2, AMT	5.000		07-01-44	500,000	537,925
Michigan Finance Authority Detroit Water & Sewer, Series C	5.000		07-01-35	250,000	288,845

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       14

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	500,000	$541,490
Minnesota 2.5%				5,208,410
City of Rochester Homestead at Rochester	5.000	12-01-49	1,000,000	1,043,830
North Oak Senior Housing Revenue Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	1,036,080
St. Paul Housing & Redevelopment Authority Carondelet Village Project, Series A	6.000	08-01-42	1,000,000	1,029,900
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,043,560
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,055,040
Mississippi 0.3%				644,963
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	5.875	04-01-22	625,000	644,963
Missouri 0.4%				916,168
St. Louis Airport Revenue Lambert St. Louis International Airport, Series A-1	6.625	07-01-34	800,000	916,168
Nevada 0.5%				1,061,170
Sparks Tourism Improvement District No: 1 Sales Tax Revenue, Series A (S)	6.750	06-15-28	1,000,000	1,061,170
New Hampshire 0.3%				572,955
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	572,955
New Jersey 5.1%				10,629,340
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	2,000,000	2,078,480
New Jersey Economic Development Authority Continental Airlines, Inc. Project, AMT	5.250	09-15-29	1,000,000	1,109,200
New Jersey Economic Development Authority Series WW	5.000	06-15-37	1,000,000	1,069,730
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,000,000	1,103,590
New Jersey State Educational Facilities Authority University of Medicine and Dentistry, Series B	7.500	12-01-32	1,000,000	1,190,100
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-45	2,000,000	2,144,160
Tobacco Settlement Financing Corp. of New Jersey Series 1A	5.000	06-01-41	2,000,000	1,934,080
New York 9.9%				20,454,090
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375	07-15-43	2,500,000	2,880,275

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       15

	Rate (%)		Maturity date	Par value^	Value
New York (continued)
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875		04-01-42	2,350,000	$2,531,138
New York City Industrial Development Agency American Airlines-JFK Airport, AMT	7.500		08-01-16	385,000	389,227
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,149,460
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250		10-01-35	2,000,000	2,560,720
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000		11-15-44	3,850,000	4,323,396
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000		12-01-45	1,000,000	1,091,540
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750		10-01-19	300,000	300,054
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	4,460,000	5,228,280
North Carolina 0.6%					1,149,600
North Carolina Eastern Municipal Power Agency Electric, Power & Light Revenues, Series C	6.750		01-01-24	1,000,000	1,149,600
Ohio 5.5%					11,301,811
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.125		06-01-24	3,365,000	3,268,559
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.875		06-01-30	4,500,000	4,460,670
Cleveland Ohio Airport Revenue Continental Airlines, Inc. Project, AMT	5.375		09-15-27	2,510,000	2,518,082
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000		12-01-35	1,000,000	1,054,500
Pennsylvania 1.6%					3,339,843
Allegheny County Industrial Development Authority Environmental Improvements	6.875		05-01-30	1,000,000	953,110
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000		01-01-33	1,250,000	1,281,963
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250		01-01-32	1,000,000	1,104,770
Rhode Island 1.0%					2,016,250
Tobacco Settlement Financing Corp. Series A	6.604 (Z	)	06-01-52	10,000,000	967,200
Tobacco Settlement Financing Corp. Series B	4.500		06-01-45	1,000,000	1,049,050
Tennessee 2.1%					4,424,568
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000		02-01-25	3,720,000	4,424,568

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       16

	Rate (%)	Maturity date	Par value^	Value
Texas 15.1%				$31,093,310
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-40	1,000,000	1,067,790
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	1,056,520
Central Texas Regional Mobility Authority SR Lien	6.250	01-01-46	1,000,000	1,223,040
City of Houston Airport System Revenue Continental Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,160,580
City of Houston Airport System Revenue United Airlines, Inc. Terminal E Project, AMT	5.000	07-01-29	3,000,000	3,350,160
Dallas/Fort Worth International Airport Series A, AMT	5.000	11-01-38	1,000,000	1,116,240
Grand Parkway Transportation Corp. Texas System Toll Revenue, Series A	5.500	04-01-53	1,000,000	1,137,400
Gulf Coast Industrial Development Authority CITGO Petroleum Corp., AMT	8.000	04-01-28	2,100,000	2,104,473
Harris County Health Facilities Development Corp. Memorial Hermann Healthcare., Series B	7.250	12-01-35	1,000,000	1,155,820
Love Field Airport Modernization Corp. Southwest Airlines Co. Project	5.250	11-01-40	1,575,000	1,762,157
Mission Economic Development Corp. Natgasoline Project, Series A, AMT (S)	5.750	10-01-31	1,000,000	1,057,350
Mission Economic Development Corp. Natgasoline Project, Series B, AMT (S)	5.750	10-01-31	1,000,000	1,056,090
North Texas Tollway Authority Highway Revenue Tolls, Series A	6.250	01-01-39	3,000,000	3,366,210
North Texas Tollway Authority Highway Revenue Tolls, Series F	5.750	01-01-38	1,000,000	1,077,060
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000	01-01-38	1,000,000	1,128,010
Tarrant County Cultural Education Facilities Finance Corp. Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,216,500
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,511,400
Texas Private Activity Bond Surface Transportation Corp. Blueridge Transportation Group LLC, AMT	5.000	12-31-55	1,000,000	1,133,400
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,259,570
Travis County Health Facilities Development Corp. Westminster Manor	7.000	11-01-30	1,000,000	1,153,540
Virgin Islands 0.5%				1,126,520
Virgin Islands Public Finance Authority Diageo USVI, Series A	6.750	10-01-37	1,000,000	1,126,520

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       17

	Rate (%)	Maturity date	Par value^	Value
Virginia 2.5%				$5,170,552
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,700,000	1,952,535
Tobacco Settlement Financing Corp. Series B1	5.000	06-01-47	1,000,000	937,560
Washington County Industrial Development Authority Mountain States Health Alliance, Series C	7.750	07-01-38	2,000,000	2,280,457
Washington 0.7%				1,541,005
Washington State Housing Finance Commission Heron's Key, Series A (S)	7.000	07-01-45	500,000	527,075
Washington State Housing Finance Commission Heron's Key, Series B (S)	4.375	01-01-21	1,000,000	1,013,930
Wisconsin 1.5%				3,109,237
Public Finance Authority Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,093,330
Public Finance Authority Rose Villa Project, Series A	6.000	11-15-49	1,000,000	1,110,470
Wisconsin Health & Educational Facilities Authority St. John's Community, Inc., Series A	7.625	09-15-39	750,000	905,437
Wyoming 0.5%				1,003,720
Sweetwater County FMC Corp. Project, AMT	5.600	12-01-35	1,000,000	1,003,720
Other 0.5%				1,113,160
Centerline Equity Issuer Trust (S)	6.000	10-31-52	1,000,000	1,113,160
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.9%				$5,861,000
(Cost $5,861,000)
U.S. Government Agency 0.7%				1,445,000
Federal Home Loan Bank Discount Note	0.150	06-01-16	1,445,000	1,445,000
			Par value^	Value
Repurchase agreement 2.2%				4,416,000
Barclays Tri-Party Repurchase Agreement dated 5-31-16 at 0.290% to be repurchased at $3,929,032 on 6-1-16, collateralized by $200 U.S. Treasury Notes, 1.750% due 9-30-22 (valued at $203, including interest) and $3,850,700 U.S. Treasury Inflation Indexed Notes, 0.625% due 1-15-26 (valued at $4,007,505, including interest)			3,929,000	3,929,000
Repurchase Agreement with State Street Corp. dated 5-31-16 at 0.030% to be repurchased at $487,000 on 6-1-16, collateralized by $500,000 U.S. Treasury Notes, 1.375% due 10-31-20 (valued at $500,625, including interest)			487,000	487,000
Total investments (Cost $173,791,011)† 95.4%				$196,787,553
Other assets and liabilities, net 4.6%				$9,424,526
Total net assets 100.0%				$206,212,079

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       18

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.0
Assured Guaranty Municipal Corp.	0.4
TOTAL	2.4
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $171,956,982. Net unrealized appreciation aggregated to $24,830,571, of which $24,839,781 related to appreciated investment securities and $9,210 to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       19

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 5-31-16

Assets
Investments, at value (Cost $173,791,011)	$196,787,553
Cash	138,661
Receivable for investments sold	7,680,031
Receivable for fund shares sold	558,279
Interest receivable	3,187,287
Receivable from affiliates	3,843
Other receivables and prepaid expenses	30,479
Total assets	208,386,133
Liabilities
Payable for investments purchased	1,063,063
Payable for fund shares repurchased	914,222
Distributions payable	70,127
Payable to affiliates
Accounting and legal services fees	6,606
Transfer agent fees	8,996
Distribution and service fees	38,430
Other liabilities and accrued expenses	72,610
Total liabilities	2,174,054
Net assets	$206,212,079
Net assets consist of
Paid-in capital	$190,764,456
Undistributed net investment income	1,005,996
Accumulated net realized gain (loss) on investments	(8,554,915)
Net unrealized appreciation (depreciation) on investments	22,996,542
Net assets	$206,212,079

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($154,535,277 ÷ 18,557,829 shares)[1]	$8.33
Class B ($6,122,052 ÷ 735,219 shares)[1]	$8.33
Class C ($45,554,750 ÷ 5,470,873 shares)[1]	$8.33
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.68

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       20

STATEMENT OF OPERATIONS  For the year ended 5-31-16

Investment income
Interest	$10,168,405
Expenses
Investment management fees	1,130,258
Distribution and service fees	866,729
Accounting and legal services fees	38,548
Transfer agent fees	109,922
Trustees' fees	2,951
State registration fees	63,766
Printing and postage	31,310
Professional fees	61,047
Custodian fees	27,964
Registration and filing fees	13,767
Other	10,066
Total expenses	2,356,328
Less expense reductions	(212,627)
Net expenses	2,143,701
Net investment income	8,024,704
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	2,034,957
2,034,957
Change in net unrealized appreciation (depreciation) of
Investments	2,269,455
2,269,455
Net realized and unrealized gain	4,304,412
Increase in net assets from operations	$12,329,116

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       21

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-16	Year ended 5-31-15
Increase (decrease) in net assets
From operations
Net investment income	$8,024,704	$8,769,662
Net realized gain	2,034,957	5,517,382
Change in net unrealized appreciation (depreciation)	2,269,455	(5,130,289)
Increase in net assets resulting from operations	12,329,116	9,156,755
Distributions to shareholders
From net investment income
Class A	(6,867,542)	(7,192,566)
Class B	(249,936)	(301,824)
Class C	(1,674,661)	(1,758,289)
Total distributions	(8,792,139)	(9,252,679)
From fund share transactions	(2,224,919)	2,512,597
Total increase	1,312,058	2,416,673
Net assets
Beginning of year	204,900,021	202,483,348
End of year	$206,212,079	$204,900,021
Undistributed net investment income	$1,005,996	$1,235,765

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       22

Financial highlights

Class A Shares Period ended	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$8.18	$8.17	$8.62	$8.48	$7.82
Net investment income[1]	0.35	0.37	0.39	0.38	0.39
Net realized and unrealized gain (loss) on investments	0.18	0.03	(0.46)	0.12	0.65
Total from investment operations	0.53	0.40	(0.07)	0.50	1.04
Less distributions
From net investment income	(0.38)	(0.39)	(0.38)	(0.36)	(0.38)
Net asset value, end of period	$8.33	$8.18	$8.17	$8.62	$8.48
Total return (%)[2,3]	6.65	4.94	(0.53)	5.91	13.56
Ratios and supplemental data
Net assets, end of period (in millions)	$155	$154	$150	$214	$221
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	0.98	1.02	0.97	0.97
Expenses including reductions	0.90	0.87	0.91	0.87	0.89
Net investment income	4.24	4.47	4.85	4.34	4.81
Portfolio turnover (%)	22	30	14	25	21

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       23

Class B Shares Period ended	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$8.18	$8.17	$8.62	$8.48	$7.82
Net investment income[1]	0.28	0.31	0.33	0.31	0.33
Net realized and unrealized gain (loss) on investments	0.19	0.03	(0.46)	0.12	0.65
Total from investment operations	0.47	0.34	(0.13)	0.43	0.98
Less distributions
From net investment income	(0.32)	(0.33)	(0.32)	(0.29)	(0.32)
Net asset value, end of period	$8.33	$8.18	$8.17	$8.62	$8.48
Total return (%)[2,3]	5.85	4.16	(1.27)	5.12	12.72
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$7	$8	$11	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	1.73	1.77	1.72	1.72
Expenses including reductions	1.65	1.63	1.66	1.62	1.64
Net investment income	3.49	3.73	4.11	3.59	4.06
Portfolio turnover (%)	22	30	14	25	21

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       24

Class C Shares Period ended	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$8.18	$8.17	$8.62	$8.48	$7.82
Net investment income[1]	0.29	0.31	0.33	0.31	0.33
Net realized and unrealized gain (loss) on investments	0.18	0.03	(0.46)	0.12	0.65
Total from investment operations	0.47	0.34	(0.13)	0.43	0.98
Less distributions
From net investment income	(0.32)	(0.33)	(0.32)	(0.29)	(0.32)
Net asset value, end of period	$8.33	$8.18	$8.17	$8.62	$8.48
Total return (%)[2,3]	5.85	4.16	(1.27)	5.12	12.72
Ratios and supplemental data
Net assets, end of period (in millions)	$46	$44	$44	$64	$64
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	1.73	1.77	1.72	1.73
Expenses including reductions	1.65	1.63	1.66	1.62	1.64
Net investment income	3.49	3.73	4.10	3.59	4.06
Portfolio turnover (%)	22	30	14	25	21

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       25

Notes to financial statements

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2016, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       26

agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended May 31, 2016 were $1,662. For the year ended May 31, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       27

ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2016, the fund has a capital loss carryforward of $10,388,944 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2016:

Capital loss carryforward expiring at May 31			No expiration date
2017	2018	2019	Short-term
$3,292,390	$4,265,466	$487,011	$2,344,077

As of May 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended May 31, 2016 and 2015 was as follows:

	May 31, 2016	May 31, 2015
Ordinary income	$637,721	$609,279
Exempt income	8,154,418	8,643,400
Total	$8,792,139	$9,252,679

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2016, the components of distributable earnings on a tax basis consisted of $1,076,123 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.6250% of the first $75 million of the fund's average daily net assets, (b) 0.5625% of the next $75 million of the fund's average daily net assets, (c) 0.5000% of

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       28

the next $1.85 billion of the fund's average daily net assets, (d) 0.4800% of the next $2 billion of the fund's average daily net assets; and (e) 0.4500% of the fund's average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2016, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $11,016, $479 and $3,206 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2016.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in the future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2016 were equivalent to a net annual effective rate of 0.56% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $148,338, $6,440 and $43,148 for Class A, Class B, and Class C shares, respectively, for the year ended May 31, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $412,393 for the year ended May 31, 2016. Of this amount, $59,479 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $350,464 was paid as sales commissions to broker-dealers and $2,450 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       29

applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2016, CDSCs received by the Distributor amounted to $220, $5,777 and $2,403 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$370,846	$82,382
Class B	64,400	3,585
Class C	431,483	23,955
Total	$866,729	$109,922

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended May 31, 2016 and 2015 were as follows:

		Year ended 5-31-16		Year ended 5-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,370,349	$35,786,273	4,237,531	$35,007,993
Distributions reinvested	757,633	6,195,992	761,290	6,279,396
Repurchased	(5,409,576)	(44,142,542)	(4,566,033)	(37,608,144)
Net increase (decrease)	(281,594)	($2,160,277)	432,788	$3,679,245
Class B shares
Sold	28,179	$230,546	43,244	$360,284
Distributions reinvested	25,742	210,437	30,243	249,396
Repurchased	(169,128)	(1,380,885)	(218,462)	(1,798,872)
Net decrease	(115,207)	($939,902)	(144,975)	($1,189,192)
Class C shares
Sold	911,348	$7,472,374	856,548	$7,084,008
Distributions reinvested	179,720	1,469,817	182,125	1,502,165
Repurchased	(988,286)	(8,066,931)	(1,037,569)	(8,563,629)
Net increase	102,782	$875,260	1,104	$22,544
Total net increase (decrease)	(294,019)	($2,224,919)	288,917	$2,512,597

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       30

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $41,672,021 and $55,136,448, respectively, for the year ended May 31, 2016.

Note 7 — State or region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states' municipal issuers.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       31

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Municipal Securities Trust and John Hancock High Yield Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock High Yield Municipal Bond Fund (the "Fund") at May 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 15, 2016

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       32

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2016.

92.72% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2016 Form 1099-DIV in early 2017. This will reflect the tax character of all distributions paid in calendar year 2016.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       33

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2012	230
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	230
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	230
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1989	230
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2012	230
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       34

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2012	230
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	230
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2012	230
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1994	230
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       35

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2009	230
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	230
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2012	230
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	230
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       36

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2006
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       37

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       38

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF298049	59A 5/16 7/16

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2016, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2016 and 2015. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2016	May 31, 2015
John Hancock High Yield Municipal Bond Fund	$ 35,934	$ 35,053
John Hancock Tax-Free Bond Fund	32,886	32,079
Total	$ 68,820	$ 67,132

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser (“control affiliates”) that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Additionally, amounts billed to control affiliates were $103,474 and $103,940 for the fiscal years ended May 31, 2016 and 2015, respectively.

Fund	May 31, 2016	May 31, 2015
John Hancock High Yield Municipal Bond Fund	$ 525	$ 519
John Hancock Tax-Free Bond Fund	525	519
Total	$ 1,050	$ 1,038

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2016 and 2015. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2016	May 31, 2015
John Hancock High Yield Municipal Bond Fund	$ 3,500	$ 3,450
John Hancock Tax-Free Bond Fund	3,500	3,450
Total	$ 7,000	$ 6,900

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2016 and 2015 amounted to the following:

Fund	May 31, 2016	May 31, 2015
John Hancock High Yield Municipal Bond Fund	$ 108	$ 216
John Hancock Tax-Free Bond Fund	108	216
Total	$ 216	$ 432

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2016, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant’s control affiliates for the fiscal years ended May 31, 2016 and 2015 amounted to the following:

Trust	May 31, 2016	May 31, 2015
John Hancock Municipal Securities Trust	$ 5,651,538	$ 6,639,282

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

Charles L. Bardelis

Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	July 15, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo Chief Financial Officer

Date:	July 15, 2016